Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member] | United States [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Long-lived assets	99.00%